S-K 1603(a)(9) Restrictions on Selling Securities	Jan. 21, 2026
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]
The earlier of (A) six months after the date of the consummation of our initial business combination or (B) subsequent to our initial business combination, (x) the date on which the last sale price of our ordinary shares equals or exceeds $11.50 per share (as adjusted for share divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 90 days after our initial business combination, or (y) the date on which we consummate a liquidation, merger, stock exchange or other similar transaction after our initial business combination which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.
The earlier of (A) six months after the date of the consummation of our initial business combination or (B) subsequent to our initial business combination, (x) the date on which the last sale price of our ordinary shares equals or exceeds $11.50 per share (as adjusted for share divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 days after our initial business combination, or (y) the date on which we consummate a liquidation, merger, stock exchange or other similar transaction after our initial business combination which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.
SPAC Sponsor, Persons and Entities Subject to Restrictions	GigAcquisitions9 Corp. Dr. Avi S. Katz Dr. Raluca Dinu Admiral (Ret.) David Ben-Bashat Raanan I. Horowitz Ambassador Adrian Zuckerman Bryan Timm Luis Machuca Maj. General (Ret.) Avi Mizrachi Zeev Weiner Karen Rogge Peter Wang Christine M. Marshall Lynrock
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (1) amongst such holders and their affiliates, to our executive officers or directors, or to any affiliate or family member of any of our executive officers or directors, (2) in the case of an entity, as a distribution to its partners, shareholders or members upon its liquidation, (3) in the case of an individual, (i) by bona fide gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization, (ii) by virtue of the laws of descent and distribution upon death of such person, (iii) pursuant to a qualified domestic relations order, (4) by certain pledges to secure obligations incurred in connection with purchases of our company’s securities, (5) through private sales or transfers made in connection with the consummation of our initial business combination at prices no greater than the price at which such securities were originally purchased, (6) to us for no value for cancellation in connection with the consummation of our initial business combination; provided that (except for clause (6)) these transferees (“permitted transferees”) shall enter into a writtenagreement with us agreeing to be bound by the transfer restrictions agreed to by the original holder in connection with the purchase of the securities being transferred. In addition, the sponsor, executive officers and directors may transfer, assign or sell any of the founder shares, insider shares or private placement units ((including underlying securities) (i) in the event of our liquidation prior to the consummation of our initial business combination; (ii) by virtue of the laws of the Cayman Islands, by virtue of sponsor’s memorandum and articles of association or other constitutional, organizational or formational documents, as amended, upon dissolution of the sponsor, or by virtue of the constitutional, organizational or formational documents of a subsidiary of the sponsor that holds any such securities, upon liquidation or dissolution of such subsidiary; or (iii) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property subsequent to the completion of our initial business combination.
Private investor shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The earlier of (A) six months after the date of the consummation of our initial business combination or (B) subsequent to our initial business combination, (x) the date on which the last sale price of our ordinary shares equals or exceeds $11.50 per share (as adjusted for share divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 90 days after our initial business combination, or (y) the date on which we consummate a liquidation, merger, stock exchange or other similar transaction afterour initial business combination which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Non-managing investors
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above.
Private placement units (including underlying securities) [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Thirty days after the completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	GigAcquisitions9 Corp. Dr. Avi S. Katz Dr. Raluca Dinu Admiral (Ret.) David Ben-Bashat Raanan I. Horowitz Ambassador Adrian Zuckerman Bryan Timm Luis Machuca Maj. General (Ret.) Avi Mizrachi Zeev Weiner Karen Rogge Peter Wang Lynrock Non-managing investors
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above.
Any units, share rights, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or rights [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days from the date of this prospectus
SPAC Sponsor, Persons and Entities Subject to Restrictions	GigAcquisitions9 Corp. Dr. Avi S. Katz Dr. Raluca Dinu Admiral (Ret.) David Ben-Bashat Raanan I. Horowitz Ambassador Adrian Zuckerman Bryan Timm Luis Machuca Maj. General (Ret.) Avi Mizrachi Zeev Weiner Karen Rogge Peter Wang Christine M. Marshall Lynrock
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]
We, our sponsor, directors and officers, other GigCapital Global advisors and Lynrock have agreed that, for a period of 180 days from the date of this prospectus, we and they will not, without the prior written consent of the representative of the underwriters, offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, any units, share rights, shares or any other securities convertible into, or exercisable, or exchangeable for, shares, subject to certain exceptions.
The representative in its sole discretion may release any of the securities subject to these lock-up
agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares, insider shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs.